Long-Term Debt and Other Financial Liabilities, August 2021 Alpha Bank Loan Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Installment Tranche	Dec. 31, 2021 USD ($)	Aug. 09, 2021 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 235,603	$ 218,551
August 2021 Alpha Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount			$ 44,120
Number of tranches | Tranche	2
Average quarterly minimum free liquidity required to be maintained	$ 500
Minimum liquidity required to be maintained at all times	500
Balance outstanding	$ 33,865
August 2021 Alpha Bank Loan Facility [Member] | Minimum [Member]
Senior Long-Term Debt [Abstract]
Market value of vessels plus additional security as percentage of aggregate outstanding loan	1.25
Tranche A [Member]
Senior Long-Term Debt [Abstract]
Maturity date	May 21, 2025
Balloon payment	$ 14,960
Tranche A [Member] | First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	4
Frequency of periodic payment	quarterly
Installment payment	$ 1,250
Tranche A [Member] | Second Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	4
Frequency of periodic payment	quarterly
Installment payment	$ 1,040
Tranche A [Member] | Last Eight Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	8
Frequency of periodic payment	quarterly
Installment payment	$ 875
Tranche A [Member] | LIBOR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	3.50%
Tranche B [Member]
Senior Long-Term Debt [Abstract]
Maturity date	Aug. 11, 2025
Balloon payment	$ 5,700
Tranche B [Member] | First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	4
Frequency of periodic payment	quarterly
Installment payment	$ 700
Tranche B [Member] | Last Twelve Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	12
Frequency of periodic payment	quarterly
Installment payment	$ 375
Tranche B [Member] | LIBOR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	3.25%